Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014 EquityPlan	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Equipment sold, net book value			$ 4,000	$ 519,000	$ 1,534,000
Deposits in excess of federally insured limits			52,324,000	57,485,000
Shares subject to outstanding stock options	3,798,838	4,947,910	4,683,263	4,364,064	4,250,964
Number of stock-based incentive plans			2
Options granted to purchase common stock	111,025
Fair value shares issued under stock option program	91,000
Remaining stock options outstanding			3,883,974	4,539,628
Stock options vesting period	4 years
Stock based compensation expenses	420,000
Impairment charge of capitalized intellectual property	89,000
One-time Termination Benefits | General and Administrative Expense | Executive Officer
Significant Accounting Policies [Line Items]
Stock based compensation expenses	313,000
Executive's severance cost	367,000
Of the 111,025 that were granted during the period
Significant Accounting Policies [Line Items]
Remaining stock options outstanding	63,495
Employee Stock Option
Significant Accounting Policies [Line Items]
Shares issued upon exercise of stock options	31,900		75,556
Accelerated vesting of stock	95,230
Employee Stock Option | One-time Termination Benefits | General and Administrative Expense | Executive Officer
Significant Accounting Policies [Line Items]
Accelerated vesting of stock	69,377
Stock Award
Significant Accounting Policies [Line Items]
Accelerated vesting of stock	63,500
Stock Award | One-time Termination Benefits | General and Administrative Expense | Executive Officer
Significant Accounting Policies [Line Items]
Accelerated vesting of stock	45,000
Insurance proceeds related to clinical trial material manufacturing
Significant Accounting Policies [Line Items]
Reduction to research and development expense			790,000
Equipment
Significant Accounting Policies [Line Items]
Equipment sold, net book value			4,000	519,000	1,534,000
Equipment sold, receivable			$ 13,000	$ 183,000	$ 1,046,000
Equipment | Minimum
Significant Accounting Policies [Line Items]
Estimated useful life of long lived assets			3 years
Equipment | Maximum
Significant Accounting Policies [Line Items]
Estimated useful life of long lived assets			5 years
Office furniture and fixtures
Significant Accounting Policies [Line Items]
Estimated useful life of long lived assets			7 years